Accrued Pension And Severance Costs (Schedule Of Weighted-Average Assumptions used To Determine Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.80%	2.20%	2.20%
Expected return on plan assets	1.50%	2.00%	2.50%
Rate of compensation increase	3.00%	3.00%	3.00%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	3.70%	4.80%
Expected return on plan assets	5.70%	6.60%
Rate of compensation increase	2.80%	2.80%